AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 97.4%
Communication Services - 5.2%
Cogent Communications Holdings, Inc.	29,382	$1,339,525
Comcast Corp., Class A	52,133	1,732,380
Warner Music Group Corp., Class A	18,595	544,090

Total Communication Services		3,615,995
Consumer Discretionary - 5.0%
Genuine Parts Co.	5,304	683,580
Restaurant Brands International, Inc. (Canada)	18,884	1,281,468
Starbucks Corp.	17,243	1,537,386

Total Consumer Discretionary		3,502,434
Consumer Staples - 10.5%
Diageo PLC, ADR (United Kingdom)	6,112	598,670
Kimberly-Clark Corp.	10,364	1,291,562
The Kroger Co.	28,287	1,982,919
PepsiCo, Inc.	6,832	942,269
Target Corp.	5,033	505,816
Unilever PLC, Sponsored ADR (United Kingdom)	33,516	1,958,340

Total Consumer Staples		7,279,576
Energy - 14.5%
Enterprise Products Partners LP, MLP [1]	58,523	1,813,628
EOG Resources, Inc.	9,133	1,096,143
Expand Energy Corp.	5,738	601,227
Kinder Morgan, Inc.	100,045	2,807,263
Phillips 66	6,159	761,129
The Williams Cos., Inc.	49,932	2,993,423

Total Energy		10,072,813
Financials - 14.8%
Axis Capital Holdings, Ltd. (Bermuda)	18,953	1,778,550
Chubb, Ltd. (Switzerland)	6,971	1,854,565
Fidelity National Financial, Inc.	11,400	643,302
The PNC Financial Services Group, Inc.	12,231	2,327,192
The Progressive Corp.	8,364	2,024,423
U.S. Bancorp	15,394	692,114
Wells Fargo & Co.	11,497	927,003

Total Financials		10,247,149
Health Care - 10.6%
AbbVie, Inc.	5,243	991,032
Amgen, Inc.	4,567	1,347,722
Becton Dickinson & Co.	7,082	1,262,366
Bristol-Myers Squibb Co.	11,997	519,590
Johnson & Johnson	4,755	783,339
	Shares	Value

Royalty Pharma PLC, Class A	65,900	$2,425,120

Total Health Care		7,329,169
Industrials - 5.1%
CSG Systems International, Inc.	11,989	748,833
Paycom Software, Inc.	7,567	1,752,063
United Parcel Service, Inc., Class B	8,647	745,025
Watsco, Inc.	661	298,032

Total Industrials		3,543,953
Information Technology - 18.2%
Accenture PLC, Class A (Ireland)	6,424	1,715,850
Avnet, Inc.	19,695	1,042,653
Cisco Systems, Inc.	10,316	702,313
Corning, Inc.	20,051	1,268,025
Micron Technology, Inc.	18,662	2,036,771
Oracle Corp.	13,385	3,396,711
Salesforce, Inc.	6,956	1,796,944
Texas Instruments, Inc.	3,692	668,474

Total Information Technology		12,627,741
Real Estate - 4.9%
Alexandria Real Estate Equities, Inc., REIT	12,154	928,930
American Tower Corp., REIT	10,181	2,121,619
Crown Castle, Inc., REIT	3,544	372,439

Total Real Estate		3,422,988
Utilities - 8.6%
The AES Corp.	75,191	988,762
Duke Energy Corp.	10,988	1,336,580
IDACORP, Inc.[1]	12,979	1,626,658
Northwestern Energy Group, Inc.	16,259	873,108
TXNM Energy, Inc.	20,060	1,139,208

Total Utilities		5,964,316

Total Common Stocks (Cost $47,072,339)		67,606,134
Preferred Stock - 1.0%
Information Technology - 1.0%
Hewlett Packard Enterprise Co., 7.625%	11,455	687,300

Total Preferred Stock (Cost $716,262)		687,300

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 3.9%
Joint Repurchase Agreements - 2.3%[2]
Citadel Securities LLC, dated 07/31/25, due 08/01/25, 4.430% total to be received $1,000,123 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/14/25 - 05/15/55, totaling $1,020,126)	$1,000,000	$1,000,000
HSBC Securities USA, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $52,621 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 04/15/27 - 11/15/54, totaling $53,667)	52,615	52,615
JPMorgan Securities LLC, dated 07/31/25, due 08/01/25, 4.360% total to be received $236,213 (collateralized by various U.S. Treasuries, 0.125% - 4.750%, 02/15/41 - 08/15/52, totaling $240,908)	236,184	236,184
Natwest Markets Securities, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $322,267 (collateralized by various U.S. Treasuries, 2.875% - 4.625%, 04/30/29 - 05/15/32, totaling $328,673)	322,228	322,228

Total Joint Repurchase Agreements		1,611,027
	Principal Amount	Value
Repurchase Agreements - 1.6%
Fixed Income Clearing Corp., dated 07/31/25, due 08/01/25, 4.100% total to be received $1,091,124 (collateralized by a U.S. Treasury Note, 3.375%, 09/15/27, totaling $1,112,918)	$1,091,000	$1,091,000

Total Short-Term Investments (Cost $2,702,027)		2,702,027
Total Investments - 102.3% (Cost $50,490,628)		70,995,461
Other Assets, less Liabilities - (2.3)%		(1,591,791)
Net Assets - 100.0%		$69,403,670

[1]	Some of these securities, amounting to $3,405,833 or 4.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$67,606,134	—	—	$67,606,134
Preferred Stock†	687,300	—	—	687,300
Short-Term Investments
Joint Repurchase Agreements	—	$1,611,027	—	1,611,027
Repurchase Agreements	—	1,091,000	—	1,091,000
Total Investments in Securities	$68,293,434	$2,702,027	—	$70,995,461

†	All common stocks and preferred stock held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stock by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,405,833	$1,611,027	$1,859,300	$3,470,327
The following table summarizes the securities received as collateral for securities lending at July 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	10/15/25-02/15/48
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.